Property and Equipment (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Depreciation	$ 8,476	$ 5,280	$ 17,776	$ 17,313	$ 22,055	$ 25,766